Shareholder Report, Holdings (Details) - C000248999 [Member]	Jan. 31, 2026
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
American States Water Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%